ACQUISITIONS, DEVELOPMENT PROJECTS PLACED IN SERVICE AND DISPOSITIONS, PROPERTY DISPOSITIONS (Details) $ in Thousands	12 Months Ended
	Apr. 30, 2015 USD ($) ft² Property Apartment	Apr. 30, 2014 USD ($) ft² Unit
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale price	$ 76,048	$ 80,883
Book value and sales cost	69,590	73,884
Gain/(Loss)	$ 6,458	6,999
Multi-Family Residential [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale price		3,510
Book value and sales cost		3,738
Gain/(Loss)		$ (228)
Number of properties sold | Property	1
Multi-Family Residential [Member] | Lancaster - St. Cloud, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Sep. 22, 2014
Sale price	$ 4,451
Book value and sales cost	3,033
Gain/(Loss)	$ 1,418
Number of apartment units | Apartment	83
Multi-Family Residential [Member] | East Park - Sioux Falls, SD [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		Dec. 18, 2013
Sale price		$ 2,214
Book value and sales cost		2,358
Gain/(Loss)		$ (144)
Number of apartment units | Unit		84
Multi-Family Residential [Member] | Sycamore Village - Sioux Falls, SD [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		Dec. 18, 2013
Sale price		$ 1,296
Book value and sales cost		1,380
Gain/(Loss)		$ (84)
Number of apartment units | Unit		48
Commercial Office [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale price	$ 45,100	$ 12,950
Book value and sales cost	44,858	14,504
Gain/(Loss)	$ 242	$ (1,554)
Number of properties sold | Property	15
Commercial Office [Member] | Dewey Hill - Edina, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	May 19, 2014
Sale price	$ 3,100
Book value and sales cost	3,124
Gain/(Loss)	$ (24)
Area of real estate property | ft²	73,338
Commercial Office [Member] | Wirth Corporate Center - Golden Valley, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Aug. 29, 2014
Sale price	$ 4,525
Book value and sales cost	4,695
Gain/(Loss)	$ (170)
Area of real estate property | ft²	74,568
Commercial Office [Member] | Northgate I - Maple Grove, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Dec. 01, 2014
Sale price	$ 7,200
Book value and sales cost	6,881
Gain/(Loss)	$ 319
Area of real estate property | ft²	79,297
Commercial Office [Member] | Northgate II - Maple Grove, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Mar. 02, 2015
Sale price	$ 2,725
Book value and sales cost	1,727
Gain/(Loss)	$ 998
Area of real estate property | ft²	26,000
Commercial Office [Member] | Burnsville Bluffs II - Burnsville, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Mar. 25, 2015
Sale price	$ 1,245
Book value and sales cost	2,245
Gain/(Loss)	$ (1,000)
Area of real estate property | ft²	45,019
Commercial Office [Member] | Plymouth I - Plymouth, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Mar. 25, 2015
Sale price	$ 1,985
Book value and sales cost	1,492
Gain/(Loss)	$ 493
Area of real estate property | ft²	26,186
Commercial Office [Member] | Plymouth II - Plymouth, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Mar. 25, 2015
Sale price	$ 1,625
Book value and sales cost	1,356
Gain/(Loss)	$ 269
Area of real estate property | ft²	26,186
Commercial Office [Member] | Plymouth III - Plymouth, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Mar. 25, 2015
Sale price	$ 2,500
Book value and sales cost	1,977
Gain/(Loss)	$ 523
Area of real estate property | ft²	26,186
Commercial Office [Member] | Plymouth IV & V - Plymouth, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Mar. 25, 2015
Sale price	$ 12,910
Book value and sales cost	11,706
Gain/(Loss)	$ 1,204
Area of real estate property | ft²	126,936
Commercial Office [Member] | Southeast Tech Center - Eagan, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Mar. 25, 2015
Sale price	$ 3,300
Book value and sales cost	4,196
Gain/(Loss)	$ (896)
Area of real estate property | ft²	58,300
Commercial Office [Member] | Whitewater Plaza - Minnetonka, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Mar. 25, 2015
Sale price	$ 3,035
Book value and sales cost	4,625
Gain/(Loss)	$ (1,590)
Area of real estate property | ft²	61,138
Commercial Office [Member] | 2030 Cliff Road - Eagan, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Apr. 21, 2015
Sale price	$ 950
Book value and sales cost	834
Gain/(Loss)	$ 116
Area of real estate property | ft²	13,374
Commercial Office [Member] | Bloomington Business Plaza - Bloomington, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		Sep. 12, 2013
Sale price		$ 4,500
Book value and sales cost		7,339
Gain/(Loss)		$ (2,839)
Area of real estate property | ft²		121,669
Commercial Office [Member] | Nicollett VII - Burnsville, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		Sep. 12, 2013
Sale price		$ 7,290
Book value and sales cost		6,001
Gain/(Loss)		$ 1,289
Number of apartment units | ft²		118,125
Commercial Office [Member] | Pillsbury Business Center - Bloomington, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		Sep. 12, 2013
Sale price		$ 1,160
Book value and sales cost		1,164
Gain/(Loss)		$ (4)
Number of apartment units | ft²		42,929
Healthcare [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold | Property	1
Healthcare [Member] | Jamestown Medical Office Building - Jamestown, ND [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Feb. 05, 2015
Sale price	$ 12,819
Book value and sales cost	8,710
Gain/(Loss)	$ 4,109
Area of real estate property | ft²	45,222
Commercial Industrial [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale price		$ 61,138
Book value and sales cost		52,079
Gain/(Loss)		$ 9,059
Number of properties sold | Property	1
Commercial Industrial [Member] | Eagan 2785 & 2795 - Eagan, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Jul. 15, 2014
Sale price	$ 3,600
Book value and sales cost	5,393
Gain/(Loss)	$ (1,793)
Area of real estate property | ft²	198,600
Commercial Industrial [Member] | Bodycote Industrial Building - Eden Prairie, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		May 13, 2013
Sale price		$ 3,150
Book value and sales cost		1,375
Gain/(Loss)		$ 1,775
Area of real estate property | ft²		41,880
Commercial Industrial [Member] | Fargo 1320 45th Street N - Fargo, ND [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		May 13, 2013
Sale price		$ 4,700
Book value and sales cost		4,100
Gain/(Loss)		$ 600
Area of real estate property | ft²		42,244
Commercial Industrial [Member] | Metal Improvement Company - New Brighton, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		May 13, 2013
Sale price		$ 2,350
Book value and sales cost		1,949
Gain/(Loss)		$ 401
Area of real estate property | ft²		49,620
Commercial Industrial [Member] | Roseville 2929 Long Lake Road - Roseville, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		May 13, 2013
Sale price		$ 9,275
Book value and sales cost		9,998
Gain/(Loss)		$ (723)
Area of real estate property | ft²		172,057
Commercial Industrial [Member] | Brooklyn Park 7401 Boone Avenue - Brooklyn Park, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		Sep. 12, 2013
Sale price		$ 12,800
Book value and sales cost		12,181
Gain/(Loss)		$ 619
Area of real estate property | ft²		322,751
Commercial Industrial [Member] | Cedar Lake Business Center - St. Louis Park, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		Sep. 12, 2013
Sale price		$ 2,550
Book value and sales cost		2,607
Gain/(Loss)		$ (57)
Area of real estate property | ft²		50,400
Commercial Industrial [Member] | API Building - Duluth, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		Sep. 24, 2013
Sale price		$ 2,553
Book value and sales cost		1,488
Gain/(Loss)		$ 1,065
Area of real estate property | ft²		35,000
Commercial Industrial [Member] | Lighthouse - Duluth, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		Oct. 08, 2013
Sale price		$ 1,825
Book value and sales cost		1,547
Gain/(Loss)		$ 278
Area of real estate property | ft²		59,292
Commercial Industrial [Member] | Dixon Avenue Industrial Park - Des Moines, IA [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		Oct. 31, 2013
Sale price		$ 14,675
Book value and sales cost		10,328
Gain/(Loss)		$ 4,347
Area of real estate property | ft²		606,006
Commercial Industrial [Member] | Winsted Industrial Building - Winsted, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		Jan. 17, 2014
Sale price		$ 725
Book value and sales cost		747
Gain/(Loss)		$ (22)
Area of real estate property | ft²		41,685
Commercial Industrial [Member] | Minnetonka 13600 County Road 62 - Minnetonka, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		Jan. 30, 2014
Sale price		$ 3,800
Book value and sales cost		3,084
Gain/(Loss)		$ 716
Area of real estate property | ft²		69,984
Commercial Industrial [Member] | Clive 2075 NW 94th Street - Clive, IA [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		Jan. 30, 2014
Sale price		$ 2,735
Book value and sales cost		2,675
Gain/(Loss)		$ 60
Area of real estate property | ft²		42,510
Unimproved Land [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale price	$ 828
Book value and sales cost	828
Gain/(Loss)	$ 0
Number of properties sold | Property	2
Unimproved Land [Member] | Kalispell Unimproved - Kalispell, MT [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Oct. 15, 2014
Sale price	$ 670
Book value and sales cost	670
Gain/(Loss)	$ 0
Unimproved Land [Member] | Weston - Weston, WI [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Feb. 17, 2015
Sale price	$ 158
Book value and sales cost	158
Gain/(Loss)	0
Other Property [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale price	54,350	$ 16,235
Book value and sales cost	51,626	18,067
Gain/(Loss)	$ 2,724	$ (1,832)
Other Property [Member] | Dewey Hill - Edina, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	May 19, 2014
Sale price	$ 3,100
Book value and sales cost	3,124
Gain/(Loss)	$ (24)
Area of real estate property | ft²	73,338
Other Property [Member] | Wirth Corporate Center - Golden Valley, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Aug. 29, 2014
Sale price	$ 4,525
Book value and sales cost	4,695
Gain/(Loss)	$ (170)
Area of real estate property | ft²	74,568
Other Property [Member] | Northgate I - Maple Grove, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Dec. 01, 2014
Sale price	$ 7,200
Book value and sales cost	6,881
Gain/(Loss)	$ 319
Area of real estate property | ft²	79,297
Other Property [Member] | Northgate II - Maple Grove, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Mar. 02, 2015
Sale price	$ 2,725
Book value and sales cost	1,727
Gain/(Loss)	$ 998
Area of real estate property | ft²	26,000
Other Property [Member] | Burnsville Bluffs II - Burnsville, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Mar. 25, 2015
Sale price	$ 1,245
Book value and sales cost	2,245
Gain/(Loss)	$ (1,000)
Area of real estate property | ft²	45,019
Other Property [Member] | Plymouth I - Plymouth, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Mar. 25, 2015
Sale price	$ 1,985
Book value and sales cost	1,492
Gain/(Loss)	$ 493
Area of real estate property | ft²	26,186
Other Property [Member] | Plymouth II - Plymouth, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Mar. 25, 2015
Sale price	$ 1,625
Book value and sales cost	1,356
Gain/(Loss)	$ 269
Area of real estate property | ft²	26,186
Other Property [Member] | Plymouth III - Plymouth, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Mar. 25, 2015
Sale price	$ 2,500
Book value and sales cost	1,977
Gain/(Loss)	$ 523
Area of real estate property | ft²	26,186
Other Property [Member] | Plymouth IV & V - Plymouth, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Mar. 25, 2015
Sale price	$ 12,910
Book value and sales cost	11,706
Gain/(Loss)	$ 1,204
Area of real estate property | ft²	126,936
Other Property [Member] | Southeast Tech Center - Eagan, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Mar. 25, 2015
Sale price	$ 3,300
Book value and sales cost	4,196
Gain/(Loss)	$ (896)
Area of real estate property | ft²	58,300
Other Property [Member] | Whitewater Plaza - Minnetonka, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Mar. 25, 2015
Sale price	$ 3,035
Book value and sales cost	4,625
Gain/(Loss)	$ (1,590)
Area of real estate property | ft²	61,138
Other Property [Member] | 2030 Cliff Road - Eagan, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Apr. 21, 2015
Sale price	$ 950
Book value and sales cost	834
Gain/(Loss)	$ 116
Area of real estate property | ft²	13,374
Other Property [Member] | Bloomington Business Plaza - Bloomington, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		Sep. 12, 2013
Sale price		$ 4,500
Book value and sales cost		7,339
Gain/(Loss)		$ (2,839)
Area of real estate property | ft²		121,669
Other Property [Member] | Nicollett VII - Burnsville, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		Sep. 12, 2013
Sale price		$ 7,290
Book value and sales cost		6,001
Gain/(Loss)		$ 1,289
Area of real estate property | ft²		118,125
Other Property [Member] | Pillsbury Business Center - Bloomington, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		Sep. 12, 2013
Sale price		$ 1,160
Book value and sales cost		1,164
Gain/(Loss)		$ (4)
Area of real estate property | ft²		42,929
Other Property [Member] | Weston Retail - Weston, WI [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Jul. 28, 2014
Book value and sales cost	$ 1,176
Gain/(Loss)	$ (1,176)
Area of real estate property | ft²	25,644
Other Property [Member] | Kalispell Retail - Kalispell, MT [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Oct. 15, 2014
Sale price	$ 1,230
Book value and sales cost	1,229
Gain/(Loss)	$ 1
Area of real estate property | ft²	52,000
Other Property [Member] | Fargo Express Center & SC Pad - Fargo, ND [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Nov. 18, 2014
Sale price	$ 2,843
Book value and sales cost	2,211
Gain/(Loss)	$ 632
Area of real estate property | ft²	34,226
Other Property [Member] | Weston Walgreens - Weston, WI [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed	Feb. 27, 2015
Sale price	$ 5,177
Book value and sales cost	2,152
Gain/(Loss)	$ 3,025
Area of real estate property | ft²	14,820
Other Property [Member] | Eagan Community - Eagan, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		May 14, 2013
Sale price		$ 2,310
Book value and sales cost		2,420
Gain/(Loss)		$ (110)
Area of real estate property | ft²		23,187
Other Property [Member] | Anoka Strip Center - Anoka, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		Dec. 23, 2013
Sale price		$ 325
Book value and sales cost		347
Gain/(Loss)		$ (22)
Area of real estate property | ft²		10,625
Other Property [Member] | Burnsville 2 Strip Center - Burnsville, MN [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date disposed		Jan. 08, 2014
Sale price		$ 650
Book value and sales cost		796
Gain/(Loss)		$ (146)
Area of real estate property | ft²		8,400